Note 15 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
15.	COMMITMENTS AND CONTINGENCIES

The Company has operating leases on
three
facilities; head office located in Toronto, Canada, design and testing operations located in San Jose, California and operating facilities located in Singapore. The Company's design and testing operations terminated a lease on
January 31, 2017
and initiated a new lease on
February 1, 2017
which expires on
January 31, 2020.
The lease on the Company's operating facilities expires on
February 15, 2019.
As at
December 31, 2018,
the Company's head office was on a month to month lease term.

Rent expense under these leases was
$429,674
for the year ended
December 31, 2018 (
2017
-
$421,316,
2016
-
$312,842
).

Subsequent to
December 31, 2018,
the Company renewed the lease of its operating facilities in Singapore.

Remaining minimum annual rental payments to the lease expiration date is as follows:

2019	$416,348
2020 and beyond	808,754

$1,225,102